Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	14,569.55
Total Offset Amount	0.00
Net Fee	$ 14,569.55